Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2011
Long-Term Trade And Unbilled Receivables [Abstract]
Long-Term Trade And Unbilled Receivables
Note 7 -           LONG-TERM TRADE AND UNBILLED RECEIVABLES

	December 31,
	2011	2010
Receivables	$5,303	$16,211
Unbilled receivables	157,459	74,132
	$162,762	$90,343

The majority of the long-term unbilled receivables are expected to be billed and collected during 2013 – 2015.